Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2020 Fund	May 30, 2024
Fidelity Freedom 2020 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.85%
Past 5 years	6.73%
Past 10 years	5.52%
Fidelity Freedom 2020 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.90%
Past 5 years	4.58%
Past 10 years	3.65%
Fidelity Freedom 2020 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.83%
Past 5 years	4.87%
Past 10 years	3.91%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0202
Average Annual Return:
Past 1 year	12.87%
Past 5 years	6.64%
Past 10 years	5.59%